ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Accounts receivable consists of the following as of December 31,

	2022	2021
Contracts in transit	$13,111	$9,141
Trade receivables	9,658	8,199
Factory receivables (1)	6,139	4,003
Finance receivables (2)	4,575	7,622
	33,483	28,965
Less: allowance for doubtful accounts	1,036	575
Accounts receivable from continuing operations, net	$32,447	$28,390

(1) Factory receivables represents amounts due primarily from manufacturer for holdbacks, rebates, co-op advertising, warranty and supplies returns.
(2) Finance receivables originated in connection with the Company’s vehicle sales.